Financial Instruments - Exposure of the Group's Financial Assets/Liabilities to Interest Rate Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 246,063	$ 3,558	₨ 179,843
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	528,515	7,642	438,388
Financial liabilities	994,981	14,386	858,214
Floating interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,737	2,122	196,530
Financial liabilities	309,226	4,471	232,423
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	192,262	2,780	146,820
Financial liabilities	436,913	6,317	443,029
Non interest bearing [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	189,516	2,740	95,038
Financial liabilities	₨ 248,842	$ 3,598	₨ 182,762